Annual Operating Expenses - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI U.S. Low Volatility Index Fund - Fidelity SAI U.S. Low Volatility Index Fund
Dec. 30, 2023
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.11%